JPMORGAN TRUST II
277 PARK AVENUE
NEW YORK, NEW YORK 10172
May 20, 2019
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: JPMorgan Trust II (the “Trust”), on behalf of the
JPMorgan U.S. Government Money Market Fund (the “Fund”)
File Nos. 2-95973 and 811-4236
Ladies and Gentlemen:
Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information of the Fund do not differ from the prospectus and Statement of Additional Information contained in the Post-Effective Amendment No. 292 (Amendment No. 293 under the Investment Company Act of 1940) filed electronically on May 15, 2019.
Please contact the undersigned at (212) 648-0152 if you have any questions concerning this filing.
Very truly yours,
/s/ Anthony Geron

Anthony Geron
Assistant Secretary